OTHER INTANGIBLE ASSETS, NET (Details) - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023
Other intangible assets, including operating lease right-of-use asset	$ 5,251	$ 5,504
Customer relationship & Other [Member]
Other intangible assets, including operating lease right-of-use asset	155	532
IP & Technology [Member]
Other intangible assets, including operating lease right-of-use asset	1,591	1,878
Capitalized software development costs [Member]
Other intangible assets, including operating lease right-of-use asset	$ 3,505	$ 3,094